Corporate Information	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Corporate Information
1.	Corporate Information

Pieris AG (the “Company”) is an independent, clinical-stage biopharmaceutical company focused on the discovery and development of biotherapeutics incorporating its proprietary Anticalin® technology. The registered office of Pieris AG is in Freising-Weihenstephan, Germany.

Pieris AG was founded in 2001 by Prof. Dr. Arne Skerra, Professor at the Technical University of Munich, Germany, and Claus Schalper. Through its Seed (2001), Series A (2002) and A1 (2006) financing rounds, Pieris AG received funding of $19,242,951 from international life science investors Global Life Science Ventures (lead), Gilde Healthcare Partners (co-lead), Forbion Capital Partners, BayTech Venture Capital, Bio-M, TCB, KfW and BayernKapital. In this context, Pieris AG issued common as well as preferred shares. Common shares were issued in connection with the Seed financing round and preferred shares were issued in through the Series A and Series A1 financing rounds. In March 2008, Pieris AG closed its Series B financing round, raising $37,216,207 through the issuance of preferred shares.

Pieris Australia Pty Ltd., a wholly owned subsidiary of Pieris AG, was formed on February 14, 2014 to conduct research and development in Australia.

1. Corporate Information

Pieris AG (the “Company”) is an independent, clinical-stage biopharmaceutical company focused on the discovery and development of biotherapeutics incorporating its proprietary Anticalin® technology. The registered office of Pieris AG is in Freising-Weihenstephan, Germany.

Pieris AG was founded in 2001 by Prof. Dr. Arne Skerra, Professor at the Technical University of Munich, Germany, and Claus Schalper. Through its Seed (2001), Series A (2002) and A1 (2006) financing rounds, Pieris AG received funding of $19,242,951 from international life science investors Global Life Science Ventures (lead), Gilde Healthcare Partners (co-lead), Forbion Capital Partners, BayTech Venture Capital, Bio-M, TCB, KfW and BayernKapital. In this context, Pieris AG issued common as well as preferred shares. The Company issued common shares in connection with the Seed financing round and preferred shares in the Series A and Series A1 financing rounds. In March 2008, Pieris AG closed its Series B financing round, raising $37,216,207 through the issuance of preferred shares.